PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	7.00%
Terminal Value Multiple	7	7
Investment Horizon	10 years	10 years
Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	12.00%	12.00%
Terminal Value Multiple	21	18
Investment Horizon	20 years	20 years
Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	10.00%	10.00%
Terminal Value Multiple	9	8
Investment Horizon	10 years	10 years
Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	15.00%	17.00%
Terminal Value Multiple	14	14
Investment Horizon	20 years	20 years
Energy
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Energy | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	12.00%	9.00%
Terminal Value Multiple	8	10
Energy | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	15.00%	14.00%
Terminal Value Multiple	13	12